FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss) [Line Items]
Reclass from AOCI into earnings	$ 54	$ 54
AOCI related to net investment hedges	228		$ 225	$ 234
Gain (loss) from cash flow effectiveness	1	(5)	(13)	26	$ (8)
Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Reclass from AOCI into earnings	$ (13)	$ (5)	$ (24)	(24)	$ 9
Foreign currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, remaining maturity (up to)	16 years		16 years
Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
AOCI, cash flow hedge, cumulative gain (loss)	$ 34		$ 26	(43)
Pre-tax loss to be reclassified to earnings in next 12 months	$ (63)		$ (39)
Maximum length of time hedged in cash flow hedge	11 years		11 years
Cash flow hedges | Non-consolidated joint ventures
Derivative Instruments, Gain (Loss) [Line Items]
AOCI, cash flow hedge, cumulative gain (loss)	$ 27		$ 12	65
Minimum | Foreign currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, term of contract	1 month		1 month
Maximum | Foreign currency contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, term of contract	10 months		10 months
Carrying amount (net)
Derivative Instruments, Gain (Loss) [Line Items]
Loans and other receivables	$ 343		$ 328	400
Estimated fair value
Derivative Instruments, Gain (Loss) [Line Items]
Loans and other receivables	$ 339		$ 324	$ 398